Exhibit 99.4

NISSAN MOTOR ACCEPTANCE COMPANY LLC

NISSAN MASTER OWNER TRUST RECEIVABLES,

SERIES 2019-B

Pursuant to Section 3.04 of the Amended and Restated Transfer and Servicing Agreement, dated as of October 15, 2003 (as amended and in effect on the date hereof, the “Transfer and Servicing Agreement”), among NISSAN WHOLESALE RECEIVABLES COMPANY II LLC (as successor by conversion to NISSAN WHOLESALE RECEIVABLES CORPORATION II, the “Transferor”), NISSAN MASTER OWNER TRUST RECEIVABLES, as issuer (the “Issuer”) and NISSAN MOTOR ACCEPTANCE COMPANY LLC (as successor by conversion to NISSAN MOTOR ACCEPTANCE CORPORATION, the “Servicer”) and Section 5.03(a) of the Indenture Supplement, dated as of November 25, 2019 (as amended and in effect on the date hereof, the “Indenture Supplement”) to the Amended and Restated Indenture, dated as of October 15, 2003 (as amended and in effect on the date hereof, the “Base Indenture”; and together with the Indenture Supplement, the “Indenture”), each between the Issuer and U.S. Bank, as indenture trustee (the “Indenture Trustee”), the Servicer is required to prepare a Payment Date Statement. The undersigned, a duly Authorized Officer of the Servicer, does hereby certify in this Certificate (this “Certificate”):

(i)    Capitalized terms used in this Certificate have their respective meanings set forth in the Annex of Definitions attached to the Indenture and the other Transaction Documents or the Indenture Supplement, as applicable.

(ii)    This Certificate is being delivered pursuant to Section 5.03(a) of the Indenture Supplement.

(iii)    The undersigned is the Servicer under the Indenture and the Transfer and Servicing Agreement. The undersigned is an Authorized Officer of the Servicer.

(iv)    The date of the Certificate is on, or prior to, the Determination Date related to the Payment Date occurring September 15, 2021.

(v)    As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Indenture and the Transfer and Servicing Agreement through the Collection Period preceding such Payment Date.

(vi)    As of the date hereof, no Early Amortization Event or Event of Default has occurred and is continuing under (and as defined in) the Indenture and, to the best of knowledge of the undersigned, no event or condition exists which notice and/or the passage of time, would constitute an Early Amortization Event or Event of Default.

(vii)    The Amended and Restated Payment Date Statement with respect to the Payment Date occurring on September 15, 2021 is true, complete and accurate in all material respects and amends and restates the Payment Date Statement delivered to the Indenture Trustee on or around September 15, 2021 (the “Original Payment Date Statement”). The revisions to the Original Payment Date Statement reflected in the Amended and Restated Payment Date Statement had no adverse effect on the payment of principal and interest to the Series 2019-B Noteholders on such Payment Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 21st day of September, 2021.

NISSAN MOTOR ACCEPTANCE COMPANY LLC,
as Servicer

By:
Name: Douglas E. Gwin Jr.
Title: Assistant Treasurer